Merger (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Merger (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding		19,549,982
Total preferred stock outstanding		4,500,000
Class A Common Stock [Member]
Merger (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for New Envoy Class A Common Stock		1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent directors into New Envoy Class A Common Stock	[1]	2,615,000
Subtotal – Merger, net of redemptions		4,115,874
Exchange of Envoy Common Stock for New Envoy Class A Common Stock		8,850,526
Exchange of Envoy Preferred Stock for New Envoy Class A Common Stock		1,272,055
Conversion of Convertible Notes as of September 29, 2023 into New Envoy Class A Common Stock		4,874,707
Net exercise of Envoy Warrants		2,702
Issuance of share consideration to Meteora parties		8,512
Shares recycled by Meteora parties		425,606
Total common stock outstanding		19,599,982	10,122,581
Series A Preferred Stock [Member]
Merger (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Exchange of Anzu Class B Common Stock for Series A Preferred Stock		2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction		1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note		1,000,000
Total preferred stock outstanding		4,500,000	0

[1]	1,000,000 shares of the New Envoy Class A Common Stock are unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement. These shares will vest upon the FDA approval of Acclaim CI or upon a change of control of the Company (see Note 10)